Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights - Schedule of Loans and Notes and Certificates (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
LendingClub Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	$ 3,413,893		$ 4,311,984		$ 4,556,081
Loans held for sale	265,925		9,048
Fair Value	3,515,578		4,320,895		4,571,583
Loans At Fair Value [Member] | Fair Value, Measurements, Recurring [Member] | LendingClub Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	3,620,061	[1]	4,565,653	[1]	4,681,671
Fair value adjustments	(206,168)	[1]	(253,669)	[1]	(125,590)
Loans	3,413,893	[1]	4,311,984	[1]	4,556,081
Loans Held For Sale [Member] | Fair Value, Measurements, Recurring [Member] | LendingClub Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	277,191	[1],[2]	9,345	[1],[2]
Fair value adjustments	(11,266)	[1],[2]	(297)	[1],[2]
Loans held for sale	265,925	[1],[2]	9,048	[1],[2]
Notes And Certificates [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	3,725,615		4,572,912
Fair value adjustments	(210,037)		(252,017)
Fair Value	$ 3,515,578		4,320,895
Notes And Certificates [Member] | Fair Value, Measurements, Recurring [Member] | LendingClub Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding			4,572,912		4,697,169
Fair value adjustments			(252,017)		(125,586)
Fair Value			$ 4,320,895		$ 4,571,583

[1]	Loans and loans held for sale include loans invested in by the Company for which there were no associated notes or certificates, as summarized in the table below.
[2]	Loans held for sale at September 30, 2017, include $91.5 million in loans at fair value related to the LCAM legacy fund wind-down, as described in “Note 18. Subsequent Events.”